Note 20 - Parent Company - Condensed Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total income	$ 54,906	$ 52,335
Interest expense	4,729	4,195
Salaries and employee benefits	17,548	17,151
Ohio state franchise tax	1,157	1,144
Income tax benefit	3,220	4,065
NET INCOME	15,673	18,633
Comprehensive (loss) income	(9,933)	17,811
Parent Company [Member]
(Loss) gain on equity securities	(173)	209
Other	7	5
Total income	15,334	18,814
Interest expense	288	151
Salaries and employee benefits	667	842
Ohio state franchise tax	1,157	1,144
Other	3,434	742
Total expenses	5,546	2,879
Income before income tax benefit	9,788	15,935
Income tax benefit	(1,024)	(560)
Income before equity in undistributed net income of subsidiaries	10,812	16,495
Equity in undistributed net income of subsidiaries	4,861	2,138
NET INCOME	15,673	18,633
Comprehensive (loss) income	(9,933)	17,811
Parent Company [Member] | Subsidiary Banks [Member]
Dividends from subsidiary	$ 15,500	$ 18,600